Government Bonds, Long-Term Notes Receivable And Other Assets (Tables)	6 Months Ended
Jun. 30, 2022
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Summary of Balance of Government Bonds
A. Government bonds
As of June 30, 2022 and December 31, 2021, the balance of Government bonds, includes Government bonds valued at amortized cost as follows:

	2022		2021
Government bonds (1)	Ps.	111,276,363	110,855,356
Less: current portion of Government bonds, net of expected credit losses		29,009,783	1,253,451

Total long-term notes receivable	Ps.	82,266,580	109,601,905

(1)	As of June 30, 2022 and December 31, 2021, includes an expected credit loss of Ps. 14,510 and Ps. 13,038 , respectively.

Summary of Other Assets
C. Other assets
As of June 30, 2022 and December 31, 2021, the balance of other assets was as follows:

	June 30 2022		December 31, 2021
Payments in advance (1)	Ps.	48,516,181	35,931,167
Other		2,674,464	2,327,872
Insurance		801,427	853,891

Total other assets	Ps.	51,992,072	39,112,930

(1)	Mainly advance payments to contractors for the construction of the Dos Bocas R efinery through PTI ID.

Summary of Roll forward of the Government Bonds
The roll-forward of the Government bonds is as follows:

	June 30, 2022		December 31, 2021
Balance as of the beginning of the period	Ps.	110,855,356	129,549,519
Government bonds collected		—	(15,788,696	) (1)
Accrued interests		3,457,960	7,094,180
Interests received from bonds		(3,411,432)	(7,126,559)
Impact of the valuation of bonds in UDIS		231,371	459,149
Amortized cost		144,580	(3,336,781)
Reversal (Impairment) of bonds		(1,472)	4,544

Balance at the end of the period	Ps.	111,276,363	110,855,356

(1)	Government bonds were collected on December 9, 2021.